Operating costs - Other external charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Research and development expenditure	£ 53	£ 43	£ 40
Maintenance and repairs expense	£ 143	£ 136	£ 107